Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

	Year ended June 30,
	2024	2023

	(In thousands of US Dollars)
Trade receivables	$831	$4
Goods and Service Tax receivable	8	204
Other receivables	—	106
	$839	$314